UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [  ]; Amendment Number: _____
   This Amendment (Check only one.): [  ]  is a restatement.
                                     [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             SC Fundamental LLC
Address:          747 Third Avenue
                  27th Floor
                  New York, NY  10017

Form 13F File Number:  028-10393

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Neil H. Koffler
Title:            Member
Phone:            (212)888-9100

Signature, Place, and Date of Signing:

/s/ Neil H. Koffler                 New York, NY          August 16, 2004
----------------------            ----------------       ----------------
    [Signature]                     [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                  0
                                               ------------

Form 13F Information Table Entry Total:             89
                                               ------------

Form 13F Information Table Value Total:            $63,533
                                               ------------
                                                (thousands)
List of Other Included Managers:

                                   NONE

                               SC FUNDAMENTAL LLC
                                    FORM 13F
                         FOR QUARTER ENDED June 30, 2004

                                                                                              ITEM 5:
                                         ITEM 2:                    ITEM 3:     ITEM 4:       Shares or
                ITEM 1:                 Title of                    Cusip       Fair        Principal
            Name of Issuer               Class                      Number    Market Value     Amount
---------------------------------------------------------------------------------------------------------------
Aames Fin Corp Conv PFD                 Cvt. Pfd.                  00253A408      67,320      26,400 SH
Aames Financial 5.5% of 3/15/06         Cvt. Sub. Debenture        00253AAE1   2,222,395   2,303,000 PRN
Arizona Star Resources Corp             Common                     04059G106     501,649     173,740 SH
Atlantic Coast Airline                  Common                     048396105     396,066      69,001 SH
Auspex System Inc                       Common                     052116100       2,567     171,120 SH
Baycorp Holdings Ltd.                   Common                     72728108      322,925      25,834 SH
Berkeley Tech Inc.                      Sponsored ADR              08437M107     135,208     540,500 SH
Breakwater Resources Ltd                Common                     106902307      70,721     230,000 SH
C1 Energy Ltd                           Common                     12617Y105     802,814     548,960 SH
Canadian Superior Energy Inc            Common                     136644101      97,544      63,340 SH
Canyon Resources Corp.                  Common                     138869300     789,320     209,299 SH
Canyon Resources Corp.                  Common                     138869300      97,175      63,889 Warrant
Centrex Inc.                            Common                     15640E103       2,530     115,000 SH
Chaus Bernard                           Common                     162510200      56,810      59,800 SH
Chief Consolidated Mining Co.           Common                     168628105      42,358     211,790 SH
Claude Resources Inc                    Common                     182873109     436,077     461,480 SH
Coast Dental Services Inc.              Common                     19034H201      10,599       4,510 SH
Computer Horizon Corp                   Common                     205908106     877,272     220,420 SH
Concord Camera Corp                     Common                     206156101     151,800      46,000 SH
Consolidated Tomoka Ld Co               Common                     210226106     321,338       8,510 SH
Constellation Copper Corp               Common                     21036T100          24          50 SH
Criticare System Inc.                   Common                     226901106      68,172      22,800 SH
Crystallex Inc                          Common                     22942F101   1,209,386     489,630 SH
Defiance Mining Corp.                   Common                     244699104      89,344     258,980 SH
Del Glbl Technologies Corp.             Common                     245073101     345,420     115,140 SH
Delphi Financial Group                  Common                     247131105  16,245,615     365,070 SH
Digital Generation System               Common                     253921100      10,212       6,900 SH
Durban Roodeport Deep                   Sponsored ADR              266597301      57,960      23,000 SH
Dynatec Corp                            Common                     267934107     635,079     627,270 SH
Education Lending Group Inc.            Common                     28140A109   3,740,458     210,730 SH
El Paso Corp                            Common                     28336L109      90,620      11,500 SH
Empire Energy Corp.                     Common                     291645208      12,590      11,990 SH
Encana Corp.                            Common                     292505104     744,510      17,250 SH
Endocare Inc.                           Common                     26264P104   1,955,000     782,000 SH
ESG Re Ltd.                             Common                    000G312151      99,227     431,420 SH
Filenet Corp                            Common                     316869106   2,734,909      86,630 SH
Goldeye Exploration                     Common                     204386106      57,086       4,600 SH
Gulfport Energy Corp                    Common                     402635304     105,800      46,000 SH
Hollywood Entertainment                 Common                     436141105   4,629,908     346,550 SH
ID Biomedical Corp.                     Common                     44936D108     208,610      23,000 SH
Integrated Telecom Exp Inc              Common                     45817U101      49,906     216,984 SH
Intervest Bancshares Corp               Common                     460927106     125,046       7,360 SH
Isle Capri Casinos                      Common                     464592104   1,355,865      77,700 SH
Juina Mining Corp                       Common                     48131Q202       4,600     230,000 SH
Liberty Homes Inc.                      Common - Class B           530582303      46,000       9,200 SH
Liberty Homes Inc.                      Common - Class A           530582204      80,960      20,240 SH
Lodgian Inc                             Common - Class A           54021P205      75,890       7,193 SH
M & F Worldwide Corp                    Common                     552541104     770,214      56,220 SH
Mairs Holding Inc                       Common                     560635104   1,732,286     212,290 SH
Manhattan Minerals Corp                 Common                     56310P101      18,603     165,370 SH
Masters Energy Inc                      Common                     576415103     197,554     110,680 SH
MDU Communication Int'l Inc             Common                     582828109   3,050,103   1,283,396 SH
MDU Communication Int'l Inc             Common                     582828109       4,416       9,200 Warrant
Merita Savings Bank                     Common                     590007100     230,460      69,000 SH
MM Companies                            Common                     55310J107      88,995      62,234 SH
Molex Inc                               Common - Class A           608554200   1,259,518      46,170 SH
Mutual Risk Mgmt Ltd.                   Common                     628351108      54,378   1,359,444 SH
NCRIC Group Inc                         Common                    628806P103     657,220      66,319 SH
Nevsun Resources Ltd                    Common                     64156L101     696,348     253,000 SH
New Valley Corp                         Common                     649080504      95,220      23,000 SH
Next Inc.                               Common                     65336T104     121,440      92,000 SH
Northgate Exploration Ltd               Common                     666416102     178,250     115,000 SH
NYFIX Inc.                              Common                     670712108     110,416      22,580 SH
Oakwood Homes                           Common                     674098207       1,649      23,550 SH

                                                                                              ITEM 5:
                                        ITEM 2:                     ITEM 3:     ITEM 4:      Shares or
                ITEM 1:                 Title of                    Cusip       Fair        Principal
            Name of Issuer              Class                       Number    Market Value     Amount
---------------------------------------------------------------------------------------------------------------
Orthodontic Center of America           Common                     68750P103     450,204      54,970 SH
Pacific North West Capital Corp         Common                     694916107      62,974     152,950 SH
Pacific North West Capital Corp         Common                     694916107         113      76,475 Warrant
Queenstake Resources Ltd                Common                     748314101      68,824     161,000 SH
Read Rite Corp                          Common                     755246204       7,289     728,870 SH
Riggs National Corporation              Common                     766570105     388,608      18,400 SH
Rio Alto Resources                      Common                     766893101   2,150,369   2,108,310 SH
Scpie Holding Inc                       Common                     78402P104   2,315,076     254,404 SH
Sierra Pacific Resources                Common                     826428104   3,014,533     390,990 SH
Silk Road Resources                     Common                     827101106          28      36,800 Warrant
Silk Road Resources                     Common                     827101106      32,290      73,600 SH
Simon Worldwide Inc.                    Common                     828815100      26,220     138,000 SH
St. Andrew Goldfields Ltd               Common                     787188408     151,361   1,150,000 SH
St. Andrew Goldfields Ltd               Common                     787188408       5,359     575,000 Warrant
Stone & Webster                         Common                     861572105      11,108      55,538 SH
Tahera Corp                             Common                     873786107       6,926      59,340 Warrant
Tahera Corp                             Common                     873786107     119,934     480,240 SH
Tengasco Inc                            Common                     88033R205     833,085   2,192,328 SH
Touch America Holdings                  Common                     891539108       5,382     897,040 SH
TXU Europe Capital I                    Preferred                  87316S203     467,140      80,820 SH
Ultimate Electronics Inc.               Common                     903849107       7,509       1,520 SH
Unifi Inc.                              Common                     904677101      32,992      11,260 SH
Universal Guardian Holding Inc          Common                     913586103       1,594       2,070 SH
US Oncology                             Common                     90338W103   1,479,272     100,494 SH
Venturi Partners Inc.                   Common                     92330P102     444,703      40,245 SH
                                                                              63,532,644


                             ** TABLE CONTINUED **

                                                 ITEM 6:                                      ITEM 8:
                                          INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                                (b) Shares                ITEM 7:
                ITEM 1:                         as Defined  (c) Shared   Managers
            Name of Issuer           (a) Sole   in Instr. V     Other    See Instr. V  (a) Sole  (b) Shared  (c) None
---------------------------------------------------------------------------------------------------------------------
Aames Fin Corp Conv PFD                  26,400     --          --         --            26,400     --         --
Aames Financial 5.5% of 3/15/06       2,303,000     --          --         --         2,303,000     --         --
Arizona Star Resources Corp             173,740     --          --         --           173,740     --         --
Atlantic Coast Airline                   69,001     --          --         --            69,001     --         --
Auspex System Inc                       171,120     --          --         --           171,120     --         --
Baycorp Holdings Ltd.                    25,834     --          --         --            25,834     --         --
Berkeley Tech Inc.                      540,500     --          --         --           540,500     --         --
Breakwater Resources Ltd                230,000     --          --         --           230,000     --         --
C1 Energy Ltd                           548,960     --          --         --           548,960     --         --
Canadian Superior Energy Inc             63,340     --          --         --            63,340     --         --
Canyon Resources Corp.                  209,299     --          --         --           209,299     --         --
Canyon Resources Corp.                   63,889     --          --         --            63,889     --         --
Centrex Inc.                            115,000     --          --         --           115,000     --         --
Chaus Bernard                            59,800     --          --         --            59,800     --         --
Chief Consolidated Mining Co.           211,790     --          --         --           211,790     --         --
Claude Resources Inc                    461,480     --          --         --           461,480     --         --
Coast Dental Services Inc.                4,510     --          --         --             4,510     --         --
Computer Horizon Corp                   220,420     --          --         --           220,420     --         --
Concord Camera Corp                      46,000     --          --         --            46,000     --         --
Consolidated Tomoka Ld Co                 8,510     --          --         --             8,510     --         --
Constellation Copper Corp                    50     --          --         --                50     --         --
Criticare System Inc.                    22,800     --          --         --            22,800     --         --
Crystallex Inc                          489,630     --          --         --           489,630     --         --
Defiance Mining Corp.                   258,980     --          --         --           258,980     --         --
Del Glbl Technologies Corp.             115,140     --          --         --           115,140     --         --
Delphi Financial Group                  365,070     --          --         --           365,070     --         --
Digital Generation System                 6,900     --          --         --             6,900     --         --
Durban Roodeport Deep                    23,000     --          --         --            23,000     --         --
Dynatec Corp                            627,270     --          --         --           627,270     --         --
Education Lending Group Inc.            210,730     --          --         --           210,730     --         --
El Paso Corp                             11,500     --          --         --            11,500     --         --
Empire Energy Corp.                      11,990     --          --         --            11,990     --         --
Encana Corp.                             17,250     --          --         --            17,250     --         --
Endocare Inc.                           782,000     --          --         --           782,000     --         --
ESG Re Ltd.                             431,420     --          --         --           431,420     --         --
Filenet Corp                             86,630     --          --         --            86,630     --         --
Goldeye Exploration                       4,600     --          --         --             4,600     --         --
Gulfport Energy Corp                     46,000     --          --         --            46,000     --         --
Hollywood Entertainment                 346,550     --          --         --           346,550     --         --
ID Biomedical Corp.                      23,000     --          --         --            23,000     --         --
Integrated Telecom Exp Inc              216,984     --          --         --           216,984     --         --
Intervest Bancshares Corp                 7,360     --          --         --             7,360     --         --
Isle Capri Casinos                       77,700     --          --         --            77,700     --         --
Juina Mining Corp                       230,000     --          --         --           230,000     --         --
Liberty Homes Inc.                        9,200     --          --         --             9,200     --         --
Liberty Homes Inc.                       20,240     --          --         --            20,240     --         --
Lodgian Inc                               7,193     --          --         --             7,193     --         --
M & F Worldwide Corp                     56,220     --          --         --            56,220     --         --
Mairs Holding Inc                       212,290     --          --         --           212,290     --         --
Manhattan Minerals Corp                 165,370     --          --         --           165,370     --         --
Masters Energy Inc                      110,680     --          --         --           110,680     --         --
MDU Communication Int'l Inc           1,283,396     --          --         --         1,283,396     --         --
MDU Communication Int'l Inc               9,200     --          --         --             9,200     --         --
Merita Savings Bank                      69,000     --          --         --            69,000     --         --
MM Companies                             62,234     --          --         --            62,234     --         --
Molex Inc                                46,170     --          --         --            46,170     --         --
Mutual Risk Mgmt Ltd.                 1,359,444     --          --         --         1,359,444     --         --
NCRIC Group Inc                          66,319     --          --         --            66,319     --         --
Nevsun Resources Ltd                    253,000     --          --         --           253,000     --         --
New Valley Corp                          23,000     --          --         --            23,000     --         --
Next Inc.                                92,000     --          --         --            92,000     --         --
Northgate Exploration Ltd               115,000     --          --         --           115,000     --         --
NYFIX Inc.                               22,580     --          --         --            22,580     --         --
Oakwood Homes                            23,550     --          --         --            23,550     --         --

                                                 ITEM 6:                                      ITEM 8:
                                          INVESTMENT DISCRETION                       VOTING AUTHORITY SHARES
                                                (b) Shares               ITEM 7:
                ITEM 1:                         as Defined  (c) Shared   Managers
            Name of Issuer           (a) Sole   in Instr. V     Other     See Instr. V   (a) Sole  (b) Shared  (c) None
-----------------------------------------------------------------------------------------------------------------------
Orthodontic Center of America            54,970     --           --         --            54,970     --         --
Pacific North West Capital Corp         152,950     --           --         --           152,950     --         --
Pacific North West Capital Corp          76,475     --           --         --            76,475     --         --
Queenstake Resources Ltd                161,000     --           --         --           161,000     --         --
Read Rite Corp                          728,870     --           --         --           728,870     --         --
Riggs National Corporation               18,400     --           --         --            18,400     --         --
Rio Alto Resources                    2,108,310     --           --         --         2,108,310     --         --
Scpie Holding Inc                       254,404     --           --         --           254,404     --         --
Sierra Pacific Resources                390,990     --           --         --           390,990     --         --
Silk Road Resources                      36,800     --           --         --            36,800     --         --
Silk Road Resources                      73,600     --           --         --            73,600     --         --
Simon Worldwide Inc.                    138,000     --           --         --           138,000     --         --
St. Andrew Goldfields Ltd             1,150,000     --           --         --         1,150,000     --         --
St. Andrew Goldfields Ltd               575,000     --           --         --           575,000     --         --
Stone & Webster                          55,538     --           --         --            55,538     --         --
Tahera Corp                              59,340     --           --         --            59,340     --         --
Tahera Corp                             480,240     --           --         --           480,240     --         --
Tengasco Inc                          2,192,328     --           --         --         2,192,328     --         --
Touch America Holdings                  897,040     --           --         --           897,040     --         --
TXU Europe Capital I                     80,820     --           --         --            80,820     --         --
Ultimate Electronics Inc.                 1,520     --           --         --             1,520     --         --
Unifi Inc.                               11,260     --           --         --            11,260     --         --
Universal Guardian Holding Inc            2,070     --           --         --             2,070     --         --
US Oncology                             100,494     --           --         --           100,494     --         --
Venturi Partners Inc.                    40,245     --           --         --            40,245     --         --

                              ** TABLE COMPLETE **